Non-Controlling Interests (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2021
Non-Controlling Interests [Line Items]
Derecognized non-controlling interest (in Dollars)	$ 2,373	$ 234	$ 2,373	$ 234
Additional paid-in capital (in Dollars)		$ 276	$ 4,129	$ 510
Haiyan [Member]
Non-Controlling Interests [Line Items]
Percentage of owned subsidiary					0.01%
Haiyan and Shanghai Feiyou [Member]
Non-Controlling Interests [Line Items]
Percentage of owned subsidiary	100.00%		100.00%
SunCar Online [Member]
Non-Controlling Interests [Line Items]
Percentage of owned subsidiary		0.26%		0.26%
Shengda Automobile [Member]
Non-Controlling Interests [Line Items]
Percentage of owned subsidiary	83.94%		83.94%
Additional paid-in capital (in Dollars)	$ (1,756)
NEEQ Capital Market [Member]
Non-Controlling Interests [Line Items]
Ownership of non-controlling shareholders percentage					0.25%
Shengda Automobile [Member]
Non-Controlling Interests [Line Items]
Ownership of non-controlling shareholders percentage	1.20%		1.20%